UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09149

Eaton Vance Ohio Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End	November 30

Date of Reporting Period	February 29, 2008

Item 1. Schedule of Investments

Eaton Vance Ohio Municipal Income Trust	as of February 29, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 164.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.5%
$385	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$357,923
200	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	198,492
		$556,415
Electric Utilities — 2.1%
$410	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	$420,184
125	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/25 (1) (2)	98,840
375	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 7.74%, 7/1/37 (1) (2)	267,772
		$786,796
Escrowed/Prerefunded — 22.1%
$1,000	Delaware County, Prerefunded to 12/1/10, 6.00%, 12/1/25	$1,089,270
1,000	Franklin County, (Cincinnati Children’s Hospital), Prerefunded to 5/1/09, 5.20%, 5/1/29	1,046,190
1,530	Hamilton City School District, Prerefunded to 12/1/09, 5.625%, 12/1/24	1,618,449
575	Highland County, (Joint Township Hospital District), Prerefunded to 12/1/09, 6.75%, 12/1/29	620,879
1,250	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.35%, 11/1/18	1,285,575
1,750	Parma, (Parma Community General Hospital Association), Prerefunded to 11/1/08, 5.375%, 11/1/29	1,800,102
670	Richland County Hospital Facilities, (Medcentral Health Systems), Prerefunded to 11/15/10, 6.375%, 11/15/22	732,578
		$8,193,043
Health Care-Miscellaneous — 0.3%
$100	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	$93,841
		$93,841
Hospital — 11.1%
$550	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	$539,924
600	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.25%, 8/15/46	533,352
1,500	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	1,456,350
500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	462,925
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	790,410
330	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	338,907
		$4,121,868
Housing — 10.0%
$1,000	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 4.625%, 9/1/27	$873,350
600	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/31	540,954
65	Ohio Housing Finance Agency, (Residential Mortgage Backed Securities), (AMT), 5.00%, 9/1/36	57,709
2,500	Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), 5.25%, 4/20/48	2,220,525
		$3,692,538

Industrial Development Revenue — 13.2%
$1,385	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,126,601
1,300	Dayton Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18 (3)	1,327,235
2,250	Ohio Water Development Authority, (Anheuser-Busch), (AMT), 6.00%, 8/1/38	2,234,317
225	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	204,147
		$4,892,300
Insured-Education — 2.7%
$730	Miami University, (AMBAC), 3.25%, 9/1/26	$539,047
500	University of Akron, (FSA), 5.00%, 1/1/38 (4)	476,165
		$1,015,212
Insured-Electric Utilities — 10.0%
$2,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/25	$726,560
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,014,240
2,225	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,942,180
		$3,682,980
Insured-Escrowed/Prerefunded — 14.0%
$245	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), Escrowed to Maturity, 5.125%, 1/1/29 (5)	$239,612
1,595	Hamilton County, Sales Tax Revenue, (AMBAC), Prerefunded to 12/1/10, 5.25%, 12/1/32	1,691,242
1,000	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/22	1,086,470
495	Lima City School District, (AMBAC), Prerefunded to 12/1/10, 6.00%, 12/1/22	544,312
1,000	Ohio Higher Educational Facilities, (University of Dayton), (AMBAC), Prerefunded to 12/1/10, 5.50%, 12/1/30	1,076,130
500	University of Cincinnati, (FGIC), Prerefunded to 6/1/11, 5.25%, 6/1/24	536,770
		$5,174,536
Insured-General Obligations — 13.8%
$2,455	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/30	$652,318
1,800	Elyria City School District, (XLCA), 5.00%, 12/1/35	1,646,262
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	472,735
1,000	Puerto Rico, (FSA), Variable Rate, 11.337%, 7/1/27 (1) (2)	1,117,230
1,200	Puerto Rico, (MBIA), 5.50%, 7/1/20	1,234,044
		$5,122,589
Insured-Hospital — 6.9%
$255	Cuyahoga County, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	$249,393
1,000	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	909,820
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.125%, 5/15/28	1,400,550
		$2,559,763
Insured-Lease Revenue/Certificates of Participation — 6.2%
$1,800	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24	$1,828,908
500	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	474,305
		$2,303,213
Insured-Special Tax Revenue — 4.6%
$405	Hamilton County, Sales Tax Revenue, (AMBAC), 5.25%, 12/1/32	$396,183
9,905	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	567,457
1,690	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	186,762
3,350	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	348,601
2,100	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	205,863
		$1,704,866
Insured-Transportation — 6.7%
$450	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$423,693
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24	1,035,540
1,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/26	1,032,360
		$2,491,593
Insured-Water and Sewer — 2.5%
$310	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	$265,779
750	Marysville Wastewater Treatment System, (XLCA), 4.75%, 12/1/47	642,053
		$907,832

Lease Revenue/Certificates of Participation — 3.4%
$1,230	Union County, (Pleasant Valley Joint Fire District), 6.125%, 12/1/19	$1,237,835
		$1,237,835
Other Revenue — 13.7%
$7,345	Buckeye Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$389,946
710	Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47	640,746
3,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (6)	3,112,560
1,000	Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	918,670
		$5,061,922
Pooled Loans — 14.0%
$530	Cleveland-Cuyahoga County Port Authority, (Myers University), 5.60%, 5/15/25	$496,319
550	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	521,598
1,020	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 5.85%, 12/1/22	1,024,121
1,245	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32 (6)	1,214,697
325	Summit County Port Authority, (Twinsburg Township), 5.125%, 5/15/25	283,342
750	Toledo-Lucas County Port Authority, 4.80%, 11/15/35	597,195
1,100	Toledo-Lucas County Port Authority, 5.40%, 5/15/19	1,043,581
		$5,180,853
Special Tax Revenue — 5.8%
$600	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	$630,996
1,400	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,515,682
		$2,146,678
Total Tax-Exempt Investments (Identified cost $63,277,692)		$60,926,673

Auction-Rate Securities — 1.3%

Principal
Amount
(000’s omitted)	Description	Value
$500	Cuyahoga County, (University Hospitals of Cleveland), (AMBAC), Variable Rate, 7.99%, 1/15/29 (7)	$500,000
Total Auction-Rate Securities (identified cost $499,805)		$500,000
Total Investments — 165.9% (identified cost $63,777,497)		$61,426,673
Other Assets, Less Liabilities — (2.4)%		$(895,005)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.5)%		$(23,508,409)
Net Assets Applicable to Common Shares — 100.0%		$37,023,259

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Ohio municipalities.  The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality.  In order to reduce the risk associated with such economic developments, at February 29, 2008, 41.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.3% to 14.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of the securities is $1,483,842 or 4.0% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at February 29, 2008.
(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.
(4)	When-issued security.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(7)	Security is subject to redemption at each auction date. The stated interest represents the rate in effect at February 28, 2008.

A summary of financial instruments at February 29, 2008 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
6/08	18 U.S. Treasury Bond	Short	$(2,078,984)	$(2,135,250)	$(56,266)

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Fund	Floating Rate Paid To Fund	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Lehman Brothers, Inc.	$1,625,000	4.985%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(8,784)
Merrill Lynch Capital Services, Inc.	$1,250,000	4.9025%	3-month USD-LIBOR-BBA	July 9, 2008/ July 9, 2038	2,050
Morgan Stanley Capital Services, Inc.	$1,000,000	5.428%	3-month USD-LIBOR-BBA	September 10, 2008/ September 10, 2038	(75,918)
					$(82,652)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At February 29, 2008, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 29, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,029,336
Gross unrealized appreciation	1,491,994
Gross unrealized depreciation	(3,924,657)
Net unrealized depreciation	$(2,432,663)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective December 1, 2007.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At February 29, 2008, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$—	$(56,266)
Level 2	Other Significant Observable Inputs	61,426,673	(82,652)
Level 3	Significant Unobservable Inputs	—	—
Total		$61,426,673	$(138,918)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust held no investments or other financial instruments as of November 30, 2007 whose fair value was determined using Level 3 inputs.

The Trust generally uses a pricing vendor to provide evaluations for its investments in municipal bonds, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security. The Trust’s investments in interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of a swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. The Trust’s investments in futures contracts are valued based on the closing price on the primary exchange on which such contracts trade.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	April 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 21, 2008